Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Taxes

9. Income Taxes

The components of the provision for income taxes for the years ended December 31 are as follows:

(in millions)	2010	2009	2008
Current Provision:
Federal	$2,524	$1,924	$1,564
State and local	180	78	145

Total current provision	2,704	2,002	1,709
Deferred provision	45	(16)	(62)

Total provision for income taxes	$2,749	$1,986	$1,647

The reconciliation of the tax provision at the U.S. Federal Statutory Rate to the provision for income taxes for the years ended December 31 is as follows:

(in millions, except percentages)	2010		2009		2008
Tax provision at the U.S. federal statutory rate	$2,584	35.0%	$2,033	35.0%	$1,618	35.0%
State income taxes, net of federal benefit	129	1.7	66	1.1	106	2.2
Settlement of state exams, net of federal benefit	(3)	0	(40)	(0.7)	(12)	(0.2)
Tax-exempt investment income	(65)	(0.9)	(70)	(1.2)	(69)	(1.5)
Non-deductible compensation	64	0.9	0	0	0	0
Other, net	40	0.5	(3)	0	4	0.1

Provision for income taxes	$2,749	37.2%	$1,986	34.2%	$1,647	35.6%

The increase in the effective income tax rate in 2010 resulted primarily from a benefit in the 2009 tax rate from the resolution of various historical state income tax matters, as well as from the limitations on the future deductibility of certain compensation related to the Patient Protection and Affordable Care Act, as modified by the Health Care and Education Reconciliation Act of 2010 (Health Reform Legislation), which was signed into law during the first quarter of 2010.

The components of deferred income tax assets and liabilities as of December 31 are as follows:

(in millions)	2010	2009
Deferred income tax assets:
Share-based compensation	$385	$419
Net operating loss carryforwards	285	206
Accrued expenses and allowances	233	201
Long term liabilities	147	164
Medical costs payable and other policy liabilities	102	218
Unearned revenues	78	58
Unrecognized tax benefits	62	55
Other	215	190

Subtotal	1,507	1,511
Less: valuation allowances	(247)	(198)

Total deferred income tax assets	$1,260	$1,313

Deferred income tax liabilities:
Intangible assets	$(1,104)	$(890)
Capitalized software development	(450)	(449)
Net unrealized gains on investments	(161)	(163)
Depreciation and amortization	(140)	(80)
Prepaid expenses	(92)	(90)

Total deferred income tax liabilities	(1,947)	(1,672)

Net deferred income tax liabilities	$(687)	$(359)

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. The valuation allowances primarily relate to future tax benefits on certain federal and state net operating loss carryforwards. Federal net operating loss carryforwards of $149 million expire beginning in 2011 through 2030, and state net operating loss carryforwards expire beginning in 2011 through 2029.

A reconciliation of the beginning and ending amount of unrecognized tax benefits as of December 31 is as follows:

(in millions)	2010	2009
Gross unrecognized tax benefits, beginning of period	$220	$340
Gross increases:
Current year tax positions	13	10
Prior year tax positions	30	11
Gross decreases:
Prior year tax positions	0	(62)
Settlements	0	(61)
Statute of limitations lapses	(43)	(18)

Gross unrecognized tax benefits, end of period	$220	$220

The Company classifies interest and penalties associated with uncertain income tax positions as income taxes within its Consolidated Financial Statements. During the year ended December 31, 2010, the Company recognized $15 million of interest expense and penalties. During the year ended December 31, 2009, the Company recognized a net tax benefit of $7 million generated from the reduction in interest accrued from the release of previously accrued tax matters. As of December 31, 2010, the Company had $63 million of accrued interest and penalties for uncertain tax positions and, as of December 31, 2009, the Company had $44 million of accrued interest. These amounts are not included in the reconciliation above. As of December 31, 2010, the total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate, was $128 million.

The Company currently files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions. The U.S. Internal Revenue Service (IRS) has completed exams on the consolidated income tax returns for fiscal years 2009 and prior. The Company's 2010 tax returns are under advance review by the IRS under its Compliance Assurance Program. With the exception of a few states, the Company is no longer subject to income tax examinations prior to 2004. The Company does not believe any adjustments that may result from these examinations will be significant.

The Company believes it is reasonably possible that its liability for unrecognized tax benefits will decrease in the next twelve months by $118 million as a result of audit settlements and the expiration of statutes of limitations in certain major jurisdictions.